Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

11. SEGMENT INFORMATION

The following table summarizes the revenues generated from different product category for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Swine vaccines	79,923	46,706	6,520
Poultry vaccines	7,256	7,015	979
Other vaccines	7,770	8,607	1,202
	94,949	62,328	8,701

The following table summarizes the revenues generated from different distribution channels for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
	RMB	RMB	US$
Direct sales channel	62,003	30,101	4,202
Distribution network	29,409	31,334	4,374
Government tender and procurement	3,537	893	125
	94,949	62,328	8,701